August 4, 2014

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:	Division of Investment Management

RE: BIF Multi-State Municipal Series Trust
Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A
(Securities Act File No. 33-11882, Investment Company Act File No. 811-5011)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), BIF Multi-State Municipal Series Trust, on behalf of its series BIF California Municipal Money Fund, BIF Connecticut Municipal Money Fund, BIF Massachusetts Municipal Money Fund, BIF Michigan Municipal Money Fund, BIF New Jersey Municipal Money Fund, BIF New York Municipal Money Fund, BIF Ohio Municipal Money Fund and BIF Pennsylvania Municipal Money Fund (the “Funds”), hereby certifies that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post Effective Amendment No. 14 to the Registration Statement on Form N-1A of the Registrant with respect to the Funds; and

(2) the text of Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A of the Registrant with respect to the Funds was filed electronically with the Securities and Exchange Commission on July 29, 2014.

Sincerely,

BIF Multi-State Municipal Series Trust

/s/ Benjamin Archibald

Benjamin Archibald

Secretary of the Registrant